VSRM Transaction - Net Gain on Revaluation of the Investment in VSRM and the Disposal of the Security and Alarm Business Line (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net gain		$ 8,810	$ 0	$ 0
Venture
Business Acquisition [Line Items]
Gross gains	$ 10,052
Broker fee	(1,242)
Net gain	$ 8,810